LOAN FROM THIRD PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
LOAN FROM THIRD PARTIES

11. LOAN FROM THIRD PARTIES

As of September 30, 2024 and December 31, 2023, the Company had advances from unrelated third parties of Aixin Shangyan Hotel in an aggregate amount $85,499 and $84,508, respectively. There was no written agreement, and these loans are payable on demand and bear no interest.

11. LOAN FROM THIRD PARTIES

As of December 31, 2023 and 2022, the Company had advances from unrelated third parties of Aixin Shangyan Hotel in an aggregate amount $84,508 and $86,992, respectively. There was no written agreement, and these loans are payable on demand and bear no interest.